Summary of Significant Accounting Policies - Additional Information (Detail)		9 Months Ended		12 Months Ended
	Jun. 27, 2019 USD ($)	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Mar. 31, 2020	Jan. 01, 2020 USD ($)	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | Segment		1		1
Minimum Contractual maturities period of investment				12 months
Inventory write-downs		$ 80,000	$ 120,000	$ 535,000	$ 880,000
Impairment of goodwill				0	0
Impairment of intangible assets				0	0
Impairment of long-lived assets				0	0
Advertising expense				$ 1,400,000	2,200,000
Vesting period of stock options				4 years
Minimum percentage of Recognized income tax positions				50.00%
Other comprehensive income or loss				$ 0	0
Accumulated deficit		$ 465,746,000		348,478,000	142,469,000			$ 118,803,000
Adoption of ASC 606
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit				$ 19,168,000			$ 23,700,000	$ 23,666,000
NeoSeq Ltd.
Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership				20.00%
Other-than-temporary impairment				$ 1,400,000	$ 1,400,000
Proceeds from sale of investment	$ 50,000
Accounting Standards Update 2018-07
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]		true		true
Change in accounting principle, accounting standards update, immaterial effect [true false]		true		true
Accounting Standards Update 2019-12
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]						true
Change in accounting principle, accounting standards update, immaterial effect [true false]						true
Change in accounting principle, accounting standards update, early adoption [true false]						true
Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]		false			false
Accounting Standards Update 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]		false		false
Accounting Standards Update 2017-04
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]		false		false
Maximum
Summary Of Significant Accounting Policies [Line Items]
Amortization period		1 year		1 year